Prepaid expenses (Tables)	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Disclosure of Prepaid Expenses

(EUR thousand)	As of March 31
Prepaid expenses	2024	2023
Office and IT-related	4,434	3,217
Contracts with customers	339	949
Insurance	388	368
Other	1,601	1,052
Total	6,762	5,586